Organization and Business Operation (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business Operation [Abstract]
Schedule of Company Subsidiaries

As of December 31, 2024, the Company’s subsidiaries are as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Health Ever Biotech Co., Ltd. (“HEB”)	August 1, 2002	Taiwan	100% owned by the Company	Research, development, manufacturing

Genvace Biotechnology (“GB”)	September 14, 2021	Taiwan	100% owned by HEB	Research and development

Top ShunXing Bio-Tech Co., (“TSB”)	March 4, 2019	Hong Kong	100% owned by the Company	Investment holding

Innovative Biotech Co., (“IB”)	July 1, 2019	People’s Republic of China (“China”)	100% owned by TSB	Research, development, manufacturing

Jyong Biotech International Pte. Ltd.	September 29, 2022	Singapore	100% owned by the Company	Leasing of non-financial intangible assets